22. Segment information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information Tables
Segment information
	2013	2012	2011
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	10,986	10,866	11,437
Engineering	7,616	10,779	8,776
	──────	──────	──────
	18,602	21,645	20,213
	══════	══════	══════
Operating (loss)/income
Trading and manufacturing	(241)	(301)	(720)
Engineering	106	401	(802)
Unallocated corporate expenses	(120)	(159)	(152)
	──────	──────	──────
	(255)	(59)	(1,674)
	══════	══════	══════

	2013	2012	2011
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	74	88	137
Engineering	34	42	45
	──────	──────	──────
	108	130	182
	══════	══════	══════
Capital Expenditures, Gross
Trading and manufacturing	31	12	44
Engineering	20	29	19
	──────	──────	──────
	51	41	63
	══════	══════	══════

	2013	2012
	US$’000	US$’000
Assets
Trading and manufacturing	5,067	6,211
Engineering	18,811	18,736
	──────	──────
	23,878	24,947
	══════	══════
Liabilities
Trading and manufacturing	1,334	2,615
Engineering	4,667	4,576
	──────	──────
	6,001	7,191
	══════	══════

Geographical analysis of revenue
	2013	2012	2011
	US$’000	US$’000	US$’000
Revenue -
The PRC	12,392	15,867	15,100
Hong Kong	5,919	5,511	4,891
Others	291	267	222
	──────	──────	──────
	18,602	21,645	20,213
	══════	══════	══════

Geographical analysis of long-lived assets is as follows:

	2013	2012
	US$’000	US$’000

Hong Kong	568	583
The PRC	321	362
	──────	──────
	889	945
	══════	══════

Major suppliers
	2013	2012	2011

Supplier A	20%	10%	7%
Supplier B	17%	17%	10%
Supplier C	8%	11%	10%
Supplier D	8%	7%	8%
Supplier E	7%	6%	6%
Supplier F	7%	6%	15%
	══════	══════	══════